Right-of-use assets and leases payable - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets and leases payable
Expense relating to leases of low-value assets	R$ 9,850	R$ 7,794	R$ 18,466
Additions and remeasurements between right-of-use assets and leases payable	R$ 342,332	R$ 257,201	R$ 482,439